Invested Assets and Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Fair value	$ 188,028	$ 178,651
Financial liabilities, at fair value	(22,219)	(21,236)
Derivative investments
Disclosure of financial assets [line items]
Fair value	1,534	1,971
Financial liabilities, at fair value	(2,065)	(2,077)
Interest rate contracts
Disclosure of financial assets [line items]
Fair value	207	392
Financial liabilities, at fair value	(1,091)	(822)
Interest rate contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	207	392
Financial liabilities, at fair value	(1,091)	(822)
Foreign currency swap contracts
Disclosure of financial assets [line items]
Fair value	1,029	1,411
Financial liabilities, at fair value	(867)	(1,198)
Foreign currency swap contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	1,028	1,403
Financial liabilities, at fair value	(865)	(1,195)
Foreign currency swap contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	1	8
Financial liabilities, at fair value	(2)	(3)
Other Derivative Contracts
Disclosure of financial assets [line items]
Fair value	298	168
Financial liabilities, at fair value	(107)	(57)
Other Derivative Contracts | Derivative investments
Disclosure of financial assets [line items]
Fair value	264	125
Financial liabilities, at fair value	(107)	(57)
Other Derivative Contracts | Cash flow hedges
Disclosure of financial assets [line items]
Fair value	34	43
Financial liabilities, at fair value	$ 0	$ 0